Alpha Architect 1-3 Month Box ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Contracts		Notional Amount	Value
PURCHASED OPTIONS - 205.4%(a)(b)
CALL OPTIONS - 152.6%
	S&P 500® Index
2,058	Expiration: 09/15/2023, Strike Price $4,000.00	$915,888,204	$102,912,554
466	Expiration: 09/15/2023, Strike Price $4,000.00(c)	207,387,708	19,453,636
			122,366,190
	Booking Holdings, Inc.
1,000	Expiration: 08/18/2023, Strike Price $100.00(c)	445,038,000	260,178,470
			382,544,660
PUT OPTIONS - 52.8%
	S&P 500® Index
2,058	Expiration: 09/15/2023, Strike Price $5,000.00	915,888,204	104,402,690
466	Expiration: 09/15/2023, Strike Price $5,000.00(c)	207,387,708	27,803,890
			132,206,580

	Booking Holdings, Inc.
1,000	Expiration: 08/18/2023, Strike Price $110.00(c)	445,038,000	-
			132,206,580
	TOTAL PURCHASED OPTIONS (Cost $520,300,936)		514,751,240

MONEY MARKET FUNDS - 0.1%
151,181	First American Government Obligations Fund - Class X, 5.01% (d)		151,181
	TOTAL MONEY MARKET FUNDS (Cost $151,181)		151,181

	TOTAL INVESTMENTS (Cost $520,452,117) - 205.5%		514,902,421
	Liabilities in Excess of Other Assets - (105.5%)		(264,282,152)
	TOTAL NET ASSETS - 100.0%		$250,620,269

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

(b)	Purchased option contracts are held in connection with corresponding written option contracts. See the Schedule of Written Options for further information.

(c)	FLexible EXchange® Options.

(d)	Rate shown is the 7-day effective yield.

Alpha Architect 1-3 Month Box ETF
Schedule of Written Options
June 30, 2023 (Unaudited)

Contracts		Notional Amount	Value
WRITTEN OPTIONS - 105.4%(a)
CALL OPTIONS - 103.5%
	S&P 500® Index
2,058	Expiration: 09/15/2023, Strike Price $5,000.00	$915,888,204	$215,246
466	Expiration: 09/15/2023, Strike Price $5,000.00(c)	207,387,708	13,980
			229,226
	Booking Holdings, Inc.
1,000	Expiration: 08/18/2023, Strike Price $110.00(c)	445,038,000	259,185,680
			259,414,906
PUT OPTIONS - 1.9%
	S&P 500® Index
2,058	Expiration: 09/15/2023, Strike Price $4,000.00	915,888,204	3,649,266
466	Expiration: 09/15/2023, Strike Price $4,000.00(c)	207,387,708	1,188,766
			4,838,032
	Booking Holdings, Inc.
1,000	Expiration: 08/18/2023, Strike Price $100.00(c)	445,038,000	-
			4,838,032
	TOTAL WRITTEN OPTIONS (Premiums Received $270,843,337)		$264,252,938

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

(c)	FLexible EXchange® Options.

Alpha Architect Tail Risk ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 63.2%
995,000	Alpha Architect 1-3 Month Box ETF(a)		$101,853,175
	TOTAL INVESTMENT COMPANIES (Cost $100,501,137)		101,853,175

Contracts		Notional Amount
PURCHASED OPTIONS - 53.7%(b)(c)
CALL OPTIONS - 13.9%
	S&P 500® Index
447	Expiration: 09/15/2023, Strike Price $4,000.00	$198,931,986	22,352,727
			22,352,727
PUT OPTIONS - 39.8%
	S&P 500® Index
394	Expiration: 07/07/2023, Strike Price $4,300.00	175,344,972	63,040
1,544	Expiration: 07/21/2023, Strike Price $1,900.00	687,138,672	3,227
1	Expiration: 07/21/2023, Strike Price $1,900.00(d)	445,038	2
1,576	Expiration: 08/18/2023, Strike Price $1,900.00	701,379,888	15,760
1,576	Expiration: 09/15/2023, Strike Price $1,900.00	701,379,888	47,280
447	Expiration: 09/15/2023, Strike Price $5,000.00	198,931,986	22,676,386
153	Expiration: 09/15/2023, Strike Price $7,200.00	68,090,814	41,111,100
1,576	Expiration: 10/20/2023, Strike Price $1,900.00	701,379,888	110,320
			64,027,115
	TOTAL PURCHASED OPTIONS (Cost $88,762,298)		86,379,842

MONEY MARKET FUNDS - 0.0%(f)
34,107	First American Government Obligations Fund - Class X, 5.01% (e)		34,107
	TOTAL MONEY MARKET FUNDS (Cost $34,107)		34,107

	TOTAL INVESTMENTS (Cost $189,297,542) - 116.8%		188,267,124
	Liabilities in Excess of Other Assets - (16.8%)		(27,024,807)
	TOTAL NET ASSETS - 100.0%		$161,242,317

Percentages are stated as a percent of net assets.

(a)	Affiliated fund.

(b)	Exchange-Traded.

(c)	Purchased option contracts are held in connection with corresponding written option contracts. See the Schedule of Written Options for further information.

(d)	FLexible EXchange® Options.

(e)	Rate shown is the 7-day effective yield.

(f)	Represents less than 0.05% of net assets.

Alpha Architect Tail Risk ETF
Schedule of Written Options
June 30, 2023 (Unaudited)

Contracts		Notional Amount	Value
WRITTEN OPTIONS - 16.7%(b)
CALL OPTIONS - 0.0%(f)
	S&P 500® Index
447	Expiration: 09/15/2023, Strike Price $5,000.00	$198,931,986	$46,752
			46,752
PUT OPTIONS - 16.7%
	S&P 500® Index
394	Expiration: 07/07/2023, Strike Price $4,200.00	175,344,972	37,430
394	Expiration: 07/07/2023, Strike Price $4,350.00	175,344,972	114,260
447	Expiration: 09/15/2023, Strike Price $4,000.00	198,931,986	792,625
153	Expiration: 09/15/2023, Strike Price $6,200.00	68,090,814	25,983,990
			26,928,305
	TOTAL WRITTEN OPTIONS (Premiums Received $29,304,158)		$26,975,057

Percentages are stated as a percent of net assets.

(b)	Exchange-Traded.

(d)	FLexible EXchange® Options.

(f)	Represents less than 0.05% of net assets.

ALPHA ARCHITECT ETFs

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, the Fund did hold securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA ARCHITECT ETFs

The following is a summary of the fair value classification of the Fund’s investments as of June 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect Tail Risk ETF
Assets*
Investment Companies	$101,853,175	$-	$-	$101,853,175
Purchased Options	-	86,379,842	-	86,379,842
Money Market Funds	34,107	-	-	34,107
Total Investments in Securities	$101,887,282	$86,379,842	$-	$188,267,124
Liabilities*
Written Options	$-	$(26,975,057)	$-	$(26,975,057)
Total Investments in Securities	$-	$(26,975,057)	$-	$(26,975,057)

*	For further detail on each asset class, see the Schedule of Investments

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect 1-3 Month Box ETF
Assets*
Money Market	$151,181	$-	$-	$151,181
Purchased Options	-	514,751,240	-	514,751,240
Total Investments in Securities	$151,181	$514,751,240	$-	$514,902,421
Liabilities*
Written Options	$-	$(264,252,938)	$-	$(264,252,938)
Total Investments in Securities	$-	$(264,252,938)	$-	$(264,252,938)

*	For further detail on each asset class, see the Schedule of Investments and Schedule of Securities Sold Short.

During the fiscal period ended June 30, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.